Stockholders’ Deficit (Details) - USD ($)			1 Months Ended				2 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Feb. 12, 2024	Jul. 01, 2022	Aug. 31, 2024	Nov. 30, 2023	Oct. 31, 2023	May 31, 2023	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	May 31, 2022
Stockholders’ Deficit [Line Items]
Shares authorized							1,250,000,000	1,250,000,000				1,250,000,000		1,250,000,000	1,250,000,000
Common stock, par value (in Dollars per share)							$ 0.001	$ 0.001				$ 0.001		$ 0.001	$ 0.001
Vote per share												1
Preferred stock, issued							7,000,000	7,000,000				7,000,000		7,000,000	7,000,000		7,000,000
Preferred stock, shares issued							7,000,000	7,000,000				7,000,000		7,000,000	7,000,000
Preferred stock, par value (in Dollars per share)							$ 0.001	$ 0.001				$ 0.001		$ 0.001	$ 0.001
Convertible into shares of common stock							100	7,000,000				7,000,000		100
Percentage of anti-dilution provision rights												65.00%
Shares issued							155,464,808	159,912,808				159,912,808		155,464,808	315,188,929
Stock issued for cash			750,000		1,000,000
Conversion option per share (in Dollars per share)						$ 0.11	$ 0.11							$ 0.11
Stock issued for cash (in Dollars)			$ 100,800												$ 6,000
Issued shares of common stock for marketing and advertising service												143,000
Issued shares of common stock for marketing and advertising service, value (in Dollars)												$ 50,050
Issued shares of common stock for research and development activities												750,000
Vote per share (in Dollars per share)						0.11		$ 0.13				$ 0.13				$ 0.25
Issued shares of common stock for research and development activities, value (in Dollars)												$ 100,800
Number of shares issued for service												100,000
Number of share value issued for service (in Dollars)												$ 40,000
Percentage of average daily trading volume														250.00%
Percentage of outstanding shares								4.99%				4.99%
Percentage of beneficial ownership limitation												9.99%
Convertible preferred stock							7,000,000	100				100		7,000,000
Preferred stock conversion par value (in Dollars per share)							$ 0.001							$ 0.001
Percentage of anti-dilution protection rights														65.00%
Preferred stock, outstanding							7,000,000	7,000,000				7,000,000		7,000,000	7,000,000
Fair value of closing trading price (in Dollars)														$ 370,000
Fixed rate per share (in Dollars per share)						$ 0.11	$ 0.1							$ 0.1
Related inventory (in Dollars)							$ 0							$ 0	$ 0
Fair value of debt subject to inducement (in Dollars)		$ 18,000			$ 0.179		258,713							$ 258,713
Common stock for services per share (in Dollars per share)														$ 0.1
Common stock for services share (in Dollars per share)														$ 0.36
Original issue discount notes (in Dollars)						$ 342,857
Percentage of conversion discount						20.00%
Percentage of present value debt instruments						10.00%
Aggregate share (in Dollars)							$ 692,857							$ 692,857
Converted amount (in Dollars)													$ 122,873	$ 122,873
Converted shares				954,638	954,638		954,638
Converted shares of common stock														3,181,821
Fair value amount (in Dollars)					$ 179,000		$ 71,600							$ 71,600
Conversion options closing price (in Dollars per share)		$ 0.018			$ 0.179		$ 0.026	$ 0.1				$ 0.1		$ 0.026	$ 0.001
Stock issued for option to acquire common stock		1,000,000			1,000,000
Repurchase Shares of common stock					171,162,796
Repurchase of common stock (in Dollars)									$ 122,873					$ 122,873
Cash offerings expenses (in Dollars)															$ 1,000
Stock issued for services related party														2,450,000
Stock issued for services - related party (in Dollars)														$ 91,500
Research and development expense (in Dollars)			$ 100,800					$ 172,047	$ 34,498			$ 286,591	$ 428,708	$ 436,398	113,245
Cancellation of common stock														100,000
Net effect stockholders’ deficit (in Dollars)							$ (4,242,482)	$ (7,103,495)				$ (7,103,495)		$ (4,242,482)	$ (1,785,932)
Debt Discount Beneficial Conversion Features (in Dollars)														$ 75,000
Note Modifications [Member]
Stockholders’ Deficit [Line Items]
Fixed rate per share (in Dollars per share)							$ 0.11							$ 0.11
Conversion options closing price (in Dollars per share)						$ 0.11	0.179							$ 0.179
First Inducement [Member]
Stockholders’ Deficit [Line Items]
Stock issued for cash					1,040,000									6,298,703
Original issue discount notes (in Dollars)														$ 342,857
Converted amount (in Dollars)														$ 350,000
Conversion options closing price (in Dollars per share)							0.11							$ 0.11
Second Inducement [Member]
Stockholders’ Deficit [Line Items]
Stock issued for cash														1,040,000
Conversion options closing price (in Dollars per share)					$ 0.179		0.11							$ 0.11
Promissory Notes [Member]
Stockholders’ Deficit [Line Items]
Stock issued for cash												2,080,000
Conversion option per share (in Dollars per share)								$ 0.25				$ 0.25
Stock issued for cash (in Dollars)												$ 520,000
Maximum [Member]
Stockholders’ Deficit [Line Items]
Conversion options closing price (in Dollars per share)							0.026							0.026
Minimum [Member]
Stockholders’ Deficit [Line Items]
Conversion options closing price (in Dollars per share)							0.23							0.23
Convertible Preferred Stocks [Member]
Stockholders’ Deficit [Line Items]
Repurchase Shares of common stock															172,162,796
Equity Incentive Plan [Member]
Stockholders’ Deficit [Line Items]
Number of registered shares			30,000,000
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, par value (in Dollars per share)							$ 0.11							$ 0.11
Shares issued							6,298,703	4,448,000				4,448,000		6,298,703
Stock issued for cash
Stock issued for cash (in Dollars)
Vote per share (in Dollars per share)							$ 1							$ 1
Shares issued for services								143,000	210,000	383,334	490,000			1,083,334	2,250,000
Related inventory (in Dollars)							$ 46,981							$ 46,981
Converted amount (in Dollars)														$ 342,857
Converted shares														3,116,882
Shares issued of bonus					62,000
Fair value amount (in Dollars)				$ 11,098	$ 186,160		11,098							$ 11,098
Stock issued for option to acquire common stock
Repurchase Shares of common stock														(171,162,796)
Repurchase of common stock (in Dollars)														$ 171,163
Net effect stockholders’ deficit (in Dollars)							0							0
Common Stock [Member] | Note Modifications [Member]
Stockholders’ Deficit [Line Items]
Fair value amount (in Dollars)							$ 114,560							$ 114,560
Common Stock [Member] | Second Inducement [Member]
Stockholders’ Deficit [Line Items]
Conversion options closing price (in Dollars per share)							$ 0.179							$ 0.179
Common Stock [Member] | Maximum [Member]
Stockholders’ Deficit [Line Items]
Shares issued of bonus														640,000
Common Stock [Member] | Minimum [Member]
Stockholders’ Deficit [Line Items]
Shares issued of bonus														400,000
Common Stock [Member] | Convertible Preferred Stocks [Member]
Stockholders’ Deficit [Line Items]
Repurchase of common stock (in Dollars)															$ 122,873
Research and Development Expense [Member]
Stockholders’ Deficit [Line Items]
Research and development expense (in Dollars)														$ 18,000
Purchase Agreement [Member]
Stockholders’ Deficit [Line Items]
Percentage of lowest price trade												80.00%
Maximum amount of purchase notice (in Dollars)												$ 250,000
Percentage of average daily trading volume												250.00%
Purchase Agreement [Member] | Investor [Member]
Stockholders’ Deficit [Line Items]
Obligated to purchase upon common stock (in Dollars)												$ 5,000,000
Purchase Agreement [Member] | Common Stock [Member] | Investor [Member]
Stockholders’ Deficit [Line Items]
Stock issued for cash	5,000,000
Shares of warrants	2,604,667
Three Individuals [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Stock issued for cash												225,000
Conversion option per share (in Dollars per share)								$ 0.29				$ 0.29
Stock issued for cash (in Dollars)												$ 65,250
Three Individuals [Member] | Consulting Agreement [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Stock issued for cash												250,000
Three Individuals [Member] | Performance Bonus [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Stock issued for cash												1,000,000
Individuals [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Stock issued for cash												1,250,000
Conversion option per share (in Dollars per share)								$ 0.13				$ 0.13
Stock issued for cash (in Dollars)												$ 162,500
Stock Issued for License [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Shares issued for services														1,000,000
Chief Executive Officer [Member]
Stockholders’ Deficit [Line Items]
Stock issued for services related party														200,000
Stock issued for services - related party (in Dollars)														$ 5,200
Series A Convertible Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Preferred stock, issued							7,000,000	7,000,000				7,000,000		7,000,000
Preferred stock, shares issued								7,000,000				7,000,000
Preferred stock, par value (in Dollars per share)								$ 0.001				$ 0.001
Convertible into shares of common stock								100				100
Voting rights												100 votes for each share
Convertible Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Convertible into shares of common stock							100							100
Stock issued for cash															6,000,000
Stock issued for option to acquire common stock															1,000,000
Common Stock [Member] | Stock Issued for License [Member]
Stockholders’ Deficit [Line Items]
Vote per share (in Dollars per share)							$ 0.37							$ 0.37